INVESTMENTS (Tables)	12 Months Ended
Oct. 31, 2015
Investments Schedule [Abstract]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Table Text Block]

Investment in Videocon
Fair Value as of October 31, 2013	$4,197,341
Other than temporary impairment	(62,825)
Fair value of Videocon GDRs on date of disposition	$4,134,516